Basis of Preparation (Details)		6 Months Ended
	Jun. 01, 2021	Jun. 30, 2021 CHF (SFr)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Reduction of nominal value, description		The annual general assembly of the shareholders held on June 4, 2020, agreed to reduce the nominal value of the Company’s common share from CHF 0.40 to CHF 0.01.	The annual general assembly of the shareholders held on June 4, 2020, agreed to reduce the nominal value of the Company’s common share from CHF 0.40 to CHF 0.01.
Acquire share capital	100.00%
Purchase price		The purchase price for Trasir comprised: (i) 764,370 non-registered common shares of the Company, par value CHF 0.01 per share, calculated based on a value of USD 2,500,000 divided by the average closing price of the Common Shares on the 15 trading days preceding the closing date (the “Reference Price”, which amounted to USD 3.27 per Common Share); (ii) contingent on the occurrence of positive results from a subsequent post-closing scientific study led by Trasir (“Positive Results”), USD 1,500,000 of common shares of the Company to be calculated based on the average closing price of the common shares on the 15 trading days preceding the occurrence of Positive Results; and (iii) USD 210,000 for expenses incurred by certain selling Trasir shareholders paid in USD 180,000 in cash and 9,173 non-registered common shares based on the Reference Price.	The purchase price for Trasir comprised: (i) 764,370 non-registered common shares of the Company, par value CHF 0.01 per share, calculated based on a value of USD 2,500,000 divided by the average closing price of the Common Shares on the 15 trading days preceding the closing date (the “Reference Price”, which amounted to USD 3.27 per Common Share); (ii) contingent on the occurrence of positive results from a subsequent post-closing scientific study led by Trasir (“Positive Results”), USD 1,500,000 of common shares of the Company to be calculated based on the average closing price of the common shares on the 15 trading days preceding the occurrence of Positive Results; and (iii) USD 210,000 for expenses incurred by certain selling Trasir shareholders paid in USD 180,000 in cash and 9,173 non-registered common shares based on the Reference Price.
Aggregate total sales (in Dollars) | $			$ 4,375,000
Estimated fair value		SFr 269,700
License acquired amount		3,713,336
Transaction costs		198,246
Intangible asset		14,544,282		SFr 9,115,410
Capitalization of development costs		3,713,336
Program in amount		SFr 1,715,536